DUE TO RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DUE TO RELATED PARTIES
NOTE 10 - DUE TO RELATED PARTIES

NOTE 10 – DUE TO RELATED PARTIES

Due to related parties consisted of the following:

	June 30,	December 31,
	2021	2020
	(Unaudited)
Mr. Jun Wang (1)	$-	-
Mr. Yang Wang (2)	151,703	91,951
World Precision Medicine Technology Inc. (3)	600,000	-
Total	$751,703	91,951

(1)	Mr. Jun Wang controls 33.80% of the outstanding Class A common stock of Yubo New York and is the chief executive officer and a director of Yubo New York and Yubo Beijing.

(2)	Mr. Yang Wang controls 21.14% of the outstanding Class A common stock of Yubo New York and is a director of the Company and Yubo Beijing.

(3)	World Precision Medicine Technology Inc. is controlled by MR. Cheung Ho Shun. Cheung Ho Shun purchased 152,284ordinary shares of Platinum on September 11, 2020 for $750,000cash.

The due to related parties payables are noninterest bearing and are due on demand.

NOTE 10 – DUE TO RELATED PARTIES

Due to related parties consisted of the following:

	December 31,	December 31,
	2020	2019
Mr. Jun Wang (1)	$-	$88,941
Mr. Yang Wang (2)	91,951	4,911
Total	$91,951	$93,852

___________

(1)	Mr. Jun Wang owns 37.81% of Yubo Beijing capital stock and is the chief executive officer and a director of Platinum and Yubo Beijing.

(2)	Mr. Yang Wang owns 23.64% of Yubo Beijing capital stock and is a director of Platinum and Yubo Beijing.

The due to related parties payables are noninterest bearing and are due on demand.